Consolidated Statements of Stockholders' Deficit (Parenthetical) - USD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Statement of Stockholders' Equity [Abstract]
Issuance cost of shares	$ 364,161	$ 701,565